Preferred Stock	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Preferred Stock

13.	Preferred Stock

Series A Preferred Stock: As of December 31, 2022, and December 31, 2021, Oscar Renda Contracting, Inc., (“Oscar Renda”), had 17.0 million shares of Series A preferred stock outstanding. The Series A preferred stock has a par value of $1 and cumulative dividends payable annually at the prime rate published in the Wall Street Journal. The redemption rate of $1 per share is subject to a Board of Directors vote.

Series B Preferred Stock: As of December 31, 2022, and December 31, 2021, Oscar Renda had 7.4 million shares of Series B preferred stock outstanding. Series B preferred stock has a par value of $1 and cumulative dividends payable annually at the prime rate published in the Wall Street Journal. The redemption rate of $1 per share is subject to a Board of Directors vote.

During the year ended December 31, 2021, the Board of Directors approved the redemption of 1.6 million of Series B preferred stock for the forgiveness of accounts receivable due from holders of preferred stock at $1 per share. There were not any Series B preferred shares forgiven during the year ended December 31, 2022.